Distribution Date:	11/10/23	GS Mortgage Securities Corporation II
Determination Date:	11/06/23
Next Distribution Date:	12/12/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-GC20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	KeyBank National Association
Additional Information	6		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	7		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15
		Operating Advisor	BellOak, LLC
Mortgage Loan Detail (Part 2)	16-17
			Attention: Reporting		Reporting@belloakadvisors.com
Principal Prepayment Detail	18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23	Controlling Class	Prophet Capital Asset Management LP
		Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252WAT5	1.343000%	62,817,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252WAU2	3.002000%	41,454,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252WAV0	3.680000%	176,814,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36252WAW8	3.721000%	185,000,000.00	40,682,439.90	40,682,439.90	126,149.47	0.00	0.00	40,808,589.37	0.00	0.00%	30.00%
A-5	36252WAX6	3.998000%	272,417,000.00	272,417,000.00	8,134,605.98	907,602.64	0.00	0.00	9,042,208.62	264,282,394.02	52.10%	30.00%
A-AB	36252WAY4	3.655000%	88,897,000.00	1,630,008.75	1,629,399.81	4,964.73	0.00	0.00	1,634,364.54	608.94	52.10%	30.00%
A-S	36252WBB3	4.258000%	72,398,000.00	72,398,000.00	0.00	256,892.24	0.00	0.00	256,892.24	72,398,000.00	38.98%	23.88%
B	36252WBC1	4.529000%	78,307,000.00	78,307,000.00	0.00	295,543.67	0.00	0.00	295,543.67	78,307,000.00	24.79%	17.25%
C	36252WBE7	5.162002%	50,235,000.00	50,235,000.00	0.00	216,094.32	0.00	0.00	216,094.32	50,235,000.00	15.68%	13.00%
D	36252WAE8	5.162002%	59,100,000.00	59,100,000.00	0.00	254,228.61	0.00	0.00	254,228.61	59,100,000.00	4.97%	8.00%
E*	36252WAG3	4.662002%	29,550,000.00	27,440,708.42	0.00	44,318.20	0.00	0.00	44,318.20	27,440,708.42	0.00%	5.50%
F	36252WAJ7	3.674000%	16,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.13%
G	36252WAL2	3.674000%	11,820,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.13%
H	36252WAN8	3.674000%	36,938,362.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36252WAQ1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,181,999,363.00	602,210,157.07	50,446,445.69	2,105,793.88	0.00	0.00	52,552,239.57	551,763,711.38

X-A	36252WAZ1	1.145932%	899,797,000.00	387,127,448.65	0.00	369,684.91	0.00	0.00	369,684.91	336,681,002.96
X-B	36252WBA5	0.633002%	78,307,000.00	78,307,000.00	0.00	41,307.09	0.00	0.00	41,307.09	78,307,000.00
X-C	36252WAA6	0.500000%	29,550,000.00	27,440,708.42	0.00	11,433.63	0.00	0.00	11,433.63	27,440,708.42
X-D	36252WAC2	5.162002%	65,010,362.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,072,664,362.00	492,875,157.07	0.00	422,425.63	0.00	0.00	422,425.63	442,428,711.38

Deal Distribution Total					50,446,445.69	2,528,219.51	0.00	0.00	52,974,665.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252WAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252WAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252WAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36252WAW8	219.90508054	219.90508054	0.68188903	0.00000000	0.00000000	0.00000000	0.00000000	220.58696957	0.00000000
A-5	36252WAX6	1,000.00000000	29.86086030	3.33166667	0.00000000	0.00000000	0.00000000	0.00000000	33.19252697	970.13913970
A-AB	36252WAY4	18.33592528	18.32907533	0.05584812	0.00000000	0.00000000	0.00000000	0.00000000	18.38492345	0.00684995
A-S	36252WBB3	1,000.00000000	0.00000000	3.54833338	0.00000000	0.00000000	0.00000000	0.00000000	3.54833338	1,000.00000000
B	36252WBC1	1,000.00000000	0.00000000	3.77416668	0.00000000	0.00000000	0.00000000	0.00000000	3.77416668	1,000.00000000
C	36252WBE7	1,000.00000000	0.00000000	4.30166856	0.00000000	0.00000000	0.00000000	0.00000000	4.30166856	1,000.00000000
D	36252WAE8	1,000.00000000	0.00000000	4.30166853	0.00000000	0.00000000	0.00000000	0.00000000	4.30166853	1,000.00000000
E	36252WAG3	928.61957428	0.00000000	1.49976988	2.10791912	81.15604433	0.00000000	0.00000000	1.49976988	928.61957428
F	36252WAJ7	0.00000000	0.00000000	0.00000000	0.00000000	89.38418779	0.00000000	0.00000000	0.00000000	0.00000000
G	36252WAL2	0.00000000	0.00000000	0.00000000	0.00000000	113.18223350	0.00000000	0.00000000	0.00000000	0.00000000
H	36252WAN8	0.00000000	0.00000000	0.00000000	0.00000000	117.12404031	0.00000000	0.00000000	0.00000000	0.00000000
R	36252WAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252WAZ1	430.23865233	0.00000000	0.41085368	0.00000000	0.00000000	0.00000000	0.00000000	0.41085368	374.17440040
X-B	36252WBA5	1,000.00000000	0.00000000	0.52750188	0.00000000	0.00000000	0.00000000	0.00000000	0.52750188	1,000.00000000
X-C	36252WAA6	928.61957428	0.00000000	0.38692487	0.00000000	0.00000000	0.00000000	0.00000000	0.38692487	928.61957428
X-D	36252WAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/23 - 10/30/23	30	0.00	126,149.47	0.00	126,149.47	0.00	0.00	0.00	126,149.47	0.00
A-5	10/01/23 - 10/30/23	30	0.00	907,602.64	0.00	907,602.64	0.00	0.00	0.00	907,602.64	0.00
A-AB	10/01/23 - 10/30/23	30	0.00	4,964.73	0.00	4,964.73	0.00	0.00	0.00	4,964.73	0.00
X-A	10/01/23 - 10/30/23	30	0.00	369,684.91	0.00	369,684.91	0.00	0.00	0.00	369,684.91	0.00
X-B	10/01/23 - 10/30/23	30	0.00	41,307.09	0.00	41,307.09	0.00	0.00	0.00	41,307.09	0.00
A-S	10/01/23 - 10/30/23	30	0.00	256,892.24	0.00	256,892.24	0.00	0.00	0.00	256,892.24	0.00
B	10/01/23 - 10/30/23	30	0.00	295,543.67	0.00	295,543.67	0.00	0.00	0.00	295,543.67	0.00
C	10/01/23 - 10/30/23	30	0.00	216,094.32	0.00	216,094.32	0.00	0.00	0.00	216,094.32	0.00
X-C	10/01/23 - 10/30/23	30	0.00	11,433.63	0.00	11,433.63	0.00	0.00	0.00	11,433.63	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	10/01/23 - 10/30/23	30	0.00	254,228.61	0.00	254,228.61	0.00	0.00	0.00	254,228.61	0.00
E	10/01/23 - 10/30/23	30	2,326,832.35	106,607.21	0.00	106,607.21	62,289.01	0.00	0.00	44,318.20	2,398,161.11
F	N/A	N/A	1,448,237.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,452,671.82
G	N/A	N/A	1,333,730.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,337,814.00
H	N/A	N/A	4,313,164.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,326,370.20
Totals			9,421,965.44	2,590,508.52	0.00	2,590,508.52	62,289.01	0.00	0.00	2,528,219.51	9,515,017.13

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252WBB3	4.258000%	72,398,000.00	72,398,000.00	0.00	256,892.24	0.00	0.00	256,892.24	72,398,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252WBC1	4.529000%	78,307,000.00	78,307,000.00	0.00	295,543.67	0.00	0.00	295,543.67	78,307,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252WBE7	5.162002%	50,235,000.00	50,235,000.00	0.00	216,094.32	0.00	0.00	216,094.32	50,235,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			200,940,000.03	200,940,000.00	0.00	768,530.23	0.00	0.00	768,530.23	200,940,000.00

Exchangeable Certificate Details
PEZ	36252WBD9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	52,974,665.20
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,604,158.48	Master Servicing Fee	11,212.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	1,555.71
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	259.29
ARD Interest	0.00	Operating Advisor Fee	622.28
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	13,649.97
Total Interest Collected	2,604,158.48

Principal		Expenses/Reimbursements
Scheduled Principal	1,198,121.62	Reimbursement for Interest on Advances	615.74
Unscheduled Principal Collections		ASER Amount	47,181.09
Principal Prepayments	49,248,324.07	Special Servicing Fees (Monthly)	10,797.71
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,694.47
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	50,446,445.69	Total Expenses/Reimbursements	62,289.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,528,219.51
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	50,446,445.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	52,974,665.20
Total Funds Collected	53,050,604.17	Total Funds Distributed	53,050,604.18

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	602,210,157.07	602,210,157.07	Beginning Certificate Balance	602,210,157.07
(-) Scheduled Principal Collections	1,198,121.62	1,198,121.62	(-) Principal Distributions	50,446,445.69
(-) Unscheduled Principal Collections	49,248,324.07	49,248,324.07	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	551,763,711.38	551,763,711.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	605,023,601.46	605,023,601.46	Ending Certificate Balance	551,763,711.38
Ending Actual Collateral Balance	554,578,352.76	554,578,352.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.16%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	18	152,978,306.75	27.73%	4	5.0688	NAP	Defeased	18	152,978,306.75	27.73%	4	5.0688	NAP
3,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	8	93,208,075.25	16.89%	4	5.1043	0.956570
3,000,001 to 5,000,000	6	23,504,454.85	4.26%	4	5.1230	2.223998	1.31-1.40	3	112,418,748.54	20.37%	2	4.9949	1.345477
5,000,001 to 10,000,000	9	53,892,521.34	9.77%	4	5.0587	1.760814	1.41-1.50	2	38,719,719.76	7.02%	4	5.0068	1.414093
10,000,001 to 15,000,000	2	25,783,152.37	4.67%	3	5.0050	1.521227	1.51-1.60	1	21,733,832.70	3.94%	4	4.6900	1.600000
15,000,001 to 20,000,000	2	35,884,631.26	6.50%	3	5.2056	1.616508	1.61-1.70	1	33,826,408.93	6.13%	5	4.9800	1.608398
20,000,001 to 25,000,000	4	90,310,326.68	16.37%	4	4.9320	1.165918	1.71-1.80	2	15,001,696.25	2.72%	4	5.0468	1.762409
25,000,001 to 30,000,000	1	26,000,000.00	4.71%	5	4.7280	2.640000	1.81-1.90	1	5,281,015.73	0.96%	4	4.8500	1.850000
30,000,001 to 80,000,000	3	143,410,318.13	25.99%	3	4.9930	1.424938	1.91-2.20	2	24,337,123.42	4.41%	4	4.9542	2.117930
80,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 or greater	7	54,258,784.05	9.83%	4	4.9732	2.775214
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	45	551,763,711.38	100.00%	4	5.0179	1.529640
Totals	45	551,763,711.38	100.00%	4	5.0179	1.529640
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	26	152,978,306.75	27.73%	4	5.0688	NAP
							Defeased	26	152,978,306.75	27.73%	4	5.0688	NAP
California	1	26,000,000.00	4.71%	5	4.7280	2.640000
							Lodging	5	61,099,466.18	11.07%	5	4.9580	1.184108
Colorado	1	4,000,000.00	0.72%	2	4.8900	4.250000
							Mixed Use	3	127,154,204.37	23.05%	2	5.0554	1.324324
Connecticut	1	21,733,832.70	3.94%	4	4.6900	1.600000
							Multi-Family	4	32,519,824.79	5.89%	5	5.0912	1.626857
Delaware	1	33,437,535.17	6.06%	4	4.9900	1.410000
							Office	8	55,217,050.62	10.01%	4	5.1208	1.661476
Florida	1	14,577,633.17	2.64%	3	5.0050	1.330000
							Retail	11	95,483,946.50	17.31%	4	4.8977	1.976141
Georgia	3	10,859,264.06	1.97%	3	5.2142	1.974121
							Self Storage	3	27,310,912.17	4.95%	4	4.8166	1.779702
Louisiana	1	3,600,384.47	0.65%	4	5.2100	1.100000
							Totals	60	551,763,711.38	100.00%	4	5.0179	1.529640
Michigan	4	33,567,518.74	6.08%	4	5.0630	2.305775

Missouri	1	5,957,371.03	1.08%	5	5.2900	1.250000

New York	1	17,570,295.17	3.18%	2	5.4200	1.050000

North Carolina	1	5,281,015.73	0.96%	4	4.8500	1.850000

Ohio	2	84,753,332.25	15.36%	1	5.0020	1.291099

Oklahoma	3	21,990,872.66	3.99%	5	4.8870	0.470000

Oregon	1	3,010,984.09	0.55%	4	5.2500	2.570000

Pennsylvania	1	11,205,519.20	2.03%	4	5.0050	1.770000

South Carolina	1	4,883,194.35	0.89%	4	4.8095	0.990000

Tennessee	5	24,890,879.98	4.51%	3	5.1500	1.250000

Texas	3	43,748,243.19	7.93%	5	5.0183	1.667151

West Virginia	1	21,694,741.34	3.93%	5	4.9700	1.340000

Wisconsin	1	6,022,787.33	1.09%	4	4.8150	1.990000

Totals	60	551,763,711.38	100.00%	4	5.0179	1.529640

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	152,978,306.75	27.73%	4	5.0688	NAP	Defeased	18	152,978,306.75	27.73%	4	5.0688	NAP
	4.750% or less	2	47,733,832.70	8.65%	5	4.7107	2.166475	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	11	231,305,385.00	41.92%	3	4.9652	1.440949	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	10	86,427,726.37	15.66%	3	5.0955	1.551680	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	4	33,318,460.56	6.04%	3	5.3885	1.556560	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	27	398,785,404.63	72.27%	3	4.9983	1.561450
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	45	551,763,711.38	100.00%	4	5.0179	1.529640
	Totals	45	551,763,711.38	100.00%	4	5.0179	1.529640
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	152,978,306.75	27.73%	4	5.0688	NAP	Defeased	18	152,978,306.75	27.73%	4	5.0688	NAP
	60 months or less	27	398,785,404.63	72.27%	3	4.9983	1.561450	Interest Only	2	30,000,000.00	5.44%	5	4.7496	2.854667
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	25	368,785,404.63	66.84%	3	5.0186	1.456250
	Totals	45	551,763,711.38	100.00%	4	5.0179	1.529640	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	551,763,711.38	100.00%	4	5.0179	1.529640
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	18	152,978,306.75	27.73%	4	5.0688	NAP			No outstanding loans in this group
Underwriter's Information		1	33,826,408.93	6.13%	5	4.9800	1.608398
	12 months or less	26	364,958,995.70	66.14%	3	5.0000	1.557099
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	551,763,711.38	100.00%	4	5.0179	1.529640
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	10085524	1	MU	Beavercreek	OH	Actual/360	5.000%	328,518.17	154,621.29	0.00	N/A	12/01/23	--	76,300,995.32	76,146,374.03	11/01/23
6	10085528	1	LO	Houston	TX	Actual/360	4.980%	145,370.33	72,618.86	0.00	N/A	04/06/24	--	33,899,027.79	33,826,408.93	07/06/20
7	10085529	1	MU	Wilmington	DE	Actual/360	4.990%	143,924.82	57,154.17	0.00	N/A	03/06/24	--	33,494,689.34	33,437,535.17	11/06/23
9	10085531	1	SS	Various	Various	Actual/360	5.220%	112,367.42	52,736.69	0.00	N/A	01/06/24	--	24,998,312.60	24,945,575.91	11/06/23
10	10084814	1	MF	Miami	FL	Actual/360	4.790%	112,962.60	41,635.42	0.00	N/A	04/05/24	--	27,386,717.88	27,345,082.46	11/05/23
11	10085532	1	LO	Various	OK	Actual/360	4.887%	92,929.38	91,793.99	0.00	N/A	04/06/24	--	22,082,666.65	21,990,872.66	11/01/23
12	10086067	1	OF	Various	TN	Actual/360	5.150%	110,583.85	45,033.62	0.00	N/A	02/06/24	--	24,935,913.60	24,890,879.98	11/06/23
14	10085534	1	RT	Fullerton	CA	Actual/360	4.728%	105,854.67	0.00	0.00	N/A	04/06/24	--	26,000,000.00	26,000,000.00	11/06/23
15	10085535	1	RT	Sebring	FL	Actual/360	4.898%	85,308.56	44,151.69	0.00	N/A	03/06/24	--	20,228,280.22	20,184,128.53	11/06/23
16	10084827	1	MF	Morgantown	WV	Actual/360	4.970%	93,005.80	36,996.68	0.00	N/A	04/05/24	--	21,731,738.02	21,694,741.34	11/01/23
17	10085536	1	MF	Canton	GA	Actual/360	5.106%	88,521.10	20,134,892.33	0.00	N/A	02/06/24	--	20,134,892.33	0.00	11/01/23
18	10085537	1	SS	Norwalk	CT	Actual/360	4.690%	87,921.53	36,407.33	0.00	N/A	03/06/24	--	21,770,240.03	21,733,832.70	11/06/23
19	10085538	1	OF	Ann Arbor	MI	Actual/360	5.000%	79,004.39	35,070.20	0.00	N/A	03/06/24	--	18,349,406.29	18,314,336.09	11/06/23
20	10085539	1	MU	Bronx	NY	Actual/360	5.420%	82,172.54	36,011.23	0.00	N/A	01/06/24	--	17,606,306.40	17,570,295.17	11/06/23
22	10085540	1	RT	Orlando	FL	Actual/360	5.005%	62,944.05	27,024.76	0.00	N/A	02/06/24	--	14,604,657.93	14,577,633.17	11/06/23
25	10085543	1	RT	Hermitage	PA	Actual/360	5.048%	55,758.56	27,364.33	0.00	N/A	03/06/24	--	12,827,234.27	12,799,869.94	11/06/23
27	10085545	1	IN	Various	SC	Actual/360	5.256%	47,768.11	10,553,152.12	0.00	N/A	02/06/24	--	10,553,152.12	0.00	11/01/23
29	10085547	1	RT	Dickson City	PA	Actual/360	5.005%	48,398.16	24,114.02	0.00	N/A	03/06/24	--	11,229,633.22	11,205,519.20	10/06/23
30	10085548	1	RT	Mooresville	NC	Actual/360	5.020%	39,032.12	17,866.10	0.00	N/A	03/06/24	--	9,029,407.32	9,011,541.22	11/06/23
31	10085549	1	MF	College Station	TX	Actual/360	4.713%	37,399.01	9,214,195.99	0.00	N/A	02/06/24	--	9,214,195.99	0.00	10/01/23
32	10085550	1	RT	Vacaville	CA	Actual/360	4.957%	39,433.87	15,855.49	0.00	N/A	03/06/24	--	9,238,284.70	9,222,429.21	11/06/23
33	10085551	1	RT	Colerain Township	OH	Actual/360	5.020%	37,277.41	16,527.05	0.00	N/A	02/06/24	--	8,623,485.27	8,606,958.22	10/06/23
34	10085552	1	SS	Various	IN	Actual/360	5.050%	34,241.97	17,046.78	0.00	N/A	01/06/24	--	7,874,231.68	7,857,184.90	11/06/23
36	10085554	1	RT	Madison	WI	Actual/360	4.815%	25,027.29	13,339.50	0.00	N/A	03/06/24	--	6,036,126.83	6,022,787.33	11/06/23
37	10085555	1	OF	Livonia	MI	Actual/360	5.200%	27,167.16	12,643.38	0.00	N/A	03/06/24	--	6,067,106.90	6,054,463.52	11/06/23
38	10085556	1	RT	Columbia	MD	Actual/360	5.109%	27,684.56	6,293,395.17	0.00	N/A	02/06/24	--	6,293,395.17	0.00	11/01/23
39	10085557	1	OF	Olivette	MO	Actual/360	5.290%	27,193.01	12,189.54	0.00	N/A	04/06/24	--	5,969,560.57	5,957,371.03	11/06/23
40	10085558	1	MF	Aberdeen	MD	Actual/360	5.180%	27,399.24	10,952.08	0.00	N/A	03/06/24	--	6,142,563.31	6,131,611.23	11/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
41	10085559	1	LO	Brunswick	GA	Actual/360	5.113%	23,335.28	17,841.28	0.00	N/A	02/06/24	--	5,300,025.87	5,282,184.59	11/06/23
42	10085560	1	LO	Orlando	FL	Actual/360	4.935%	22,267.84	17,808.00	0.00	N/A	03/06/24	--	5,240,006.57	5,222,198.57	11/06/23
43	10085561	1	SS	Macon	GA	Actual/360	5.310%	25,554.03	11,554.02	0.00	N/A	02/06/24	--	5,588,633.49	5,577,079.47	11/06/23
44	10085562	1	RT	Lansing	MI	Actual/360	5.048%	23,534.46	11,549.88	0.00	N/A	03/06/24	--	5,414,091.96	5,402,542.08	11/06/23
45	10085563	1	RT	Richmond	TX	Actual/360	4.890%	24,077.75	9,929.39	0.00	N/A	03/06/24	--	5,718,048.76	5,708,119.37	11/06/23
46	10085564	1	MH	Lexington	KY	Actual/360	5.430%	25,217.13	10,840.78	0.00	N/A	03/06/24	--	5,393,077.74	5,382,236.96	11/06/23
47	10085565	1	RT	Fayetteville	NC	Actual/360	4.850%	22,104.17	11,635.13	0.00	N/A	03/06/24	--	5,292,650.86	5,281,015.73	11/06/23
48	10085566	1	RT	Simpsonville	SC	Actual/360	4.809%	20,262.26	9,282.48	0.00	N/A	03/06/24	--	4,892,476.83	4,883,194.35	11/06/23
49	10085567	1	MH	Lakeland	FL	Actual/360	5.530%	20,425.11	8,485.78	0.00	N/A	03/06/24	--	4,289,238.30	4,280,752.52	11/06/23
50	10085568	1	MF	Austin	TX	Actual/360	5.500%	19,996.37	8,393.08	0.00	N/A	03/06/24	--	4,222,107.97	4,213,714.89	11/06/23
52	10085570	1	OF	Edinburg	TX	Actual/360	5.360%	18,435.93	8,118.30	0.00	N/A	03/06/24	--	3,994,302.75	3,986,184.45	11/06/23
53	10085571	1	RT	Royal Oak	MI	Actual/360	5.170%	16,935.83	7,964.46	0.00	N/A	03/06/24	--	3,804,141.51	3,796,177.05	11/06/23
54	10085572	1	MF	Bossier City	LA	Actual/360	5.210%	16,186.40	7,506.91	0.00	N/A	03/06/24	--	3,607,891.38	3,600,384.47	11/06/23
55	10085573	1	LO	Columbus	GA	Actual/360	5.113%	13,954.26	3,169,362.09	0.00	N/A	02/06/24	--	3,169,362.09	0.00	11/01/23
56	10085574	1	RT	Colorado Springs	CO	Actual/360	4.890%	16,843.33	0.00	0.00	N/A	01/06/24	--	4,000,000.00	4,000,000.00	11/06/23
57	10085575	1	MF	Baltimore	MD	Actual/360	5.130%	15,100.22	6,146.77	0.00	N/A	03/06/24	--	3,418,271.84	3,412,125.07	11/06/23
58	10085576	1	SS	Spring Hill	FL	Actual/360	5.320%	14,430.75	6,502.39	0.00	N/A	02/06/24	--	3,150,054.18	3,143,551.79	11/06/23
59	10085577	1	MH	Palmetto	FL	Actual/360	5.525%	14,855.46	6,182.34	0.00	N/A	03/06/24	--	3,122,442.86	3,116,260.52	11/06/23
60	10085578	1	MF	Portland	OR	Actual/360	5.250%	13,640.36	6,238.97	0.00	N/A	03/06/24	--	3,017,223.06	3,010,984.09	11/06/23
61	10085579	1	MH	Warsaw	IN	Actual/360	5.130%	12,937.00	6,130.81	0.00	N/A	04/06/24	--	2,928,580.46	2,922,449.65	11/06/23
62	10085580	1	MF	Farmington Hills	MI	Actual/360	5.130%	9,959.84	4,749.62	0.00	N/A	03/06/24	--	2,254,632.79	2,249,883.17	11/06/23
63	10085581	1	MH	Sartell	MN	Actual/360	5.860%	8,935.02	5,433.40	0.00	N/A	03/06/24	--	1,770,674.05	1,765,240.65	11/06/23
Totals								2,604,158.48	50,446,445.69	0.00				602,210,157.07	551,763,711.38
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	11,735,697.93	6,491,430.41	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	0.00	0.00	--	--	04/06/23	11,046,561.24	1,633,436.55	170,087.09	7,060,680.48	0.00	0.00
7	1	3,357,995.16	1,787,747.71	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1	681,356.01	1,401,573.48	07/01/22	06/30/23	02/07/22	0.00	0.00	0.00	0.00	0.00	0.00
12	1	2,497,376.00	2,591,338.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	3,318,767.17	1,730,852.54	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	2,171,277.50	2,217,110.72	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1	2,529,466.41	1,210,766.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,964,451.81	1,479,391.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,658,778.35	761,605.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,377,307.23	735,816.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	1,341,662.57	825,362.58	01/01/23	06/30/23	--	0.00	0.00	72,399.05	72,399.05	0.00	0.00
30	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1	578,272.89	132,354.70	01/01/23	03/31/23	--	0.00	0.00	53,717.58	53,717.58	0.00	0.00
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	939,022.87	504,849.49	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,016,094.77	582,505.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1	720,549.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	1	999,090.41	807,599.44	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1	1,110,916.16	559,093.89	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	1,405,090.85	751,283.13	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	466,941.44	252,055.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	797,044.95	411,700.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	515,312.59	283,707.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1	982,044.74	515,454.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1	556,153.33	269,860.06	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	395,371.07	179,149.83	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1	716,745.60	439,160.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.01	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	1	554,844.47	316,422.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	6,542.30	0.00
61	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		45,387,631.68	27,238,193.20				11,046,561.24	1,633,436.55	296,203.72	7,186,797.11	6,542.31	0.00

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			Principal Prepayment Detail

				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
17	10085536	1	20,091,937.79	Payoff Prior to Maturity	0.00	0.00
27	10085545	1	10,518,171.12	Payoff Prior to Maturity	0.00	0.00
31	10085549	1	9,197,572.25	Payoff Prior to Maturity	0.00	0.00
38	10085556	1	6,281,949.73	Payoff Prior to Maturity	0.00	0.00
55	10085573	1	3,158,693.18	Payoff Prior to Maturity	0.00	0.00
Totals			49,248,324.07		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/10/23	0	0.00	0	0.00	1	33,826,408.93	0	0.00	1	33,826,408.93	0	0.00	0	0.00	5	49,248,324.07	5.017878%	4.993223%	4
10/13/23	0	0.00	0	0.00	1	33,899,027.79	0	0.00	1	33,899,027.79	0	0.00	0	0.00	2	15,466,610.50	5.021808%	4.995486%	4
09/12/23	0	0.00	0	0.00	1	33,976,016.51	0	0.00	1	33,976,016.51	0	0.00	0	0.00	0	0.00	5.026727%	5.000695%	5
08/11/23	0	0.00	0	0.00	1	34,047,996.54	0	0.00	1	34,047,996.54	0	0.00	0	0.00	0	0.00	5.026762%	5.000729%	6
07/12/23	0	0.00	0	0.00	1	34,119,669.22	0	0.00	1	34,119,669.22	0	0.00	0	0.00	0	0.00	5.026796%	5.000762%	7
06/12/23	0	0.00	0	0.00	1	34,195,746.06	0	0.00	1	34,195,746.06	0	0.00	0	0.00	0	0.00	5.026832%	5.000798%	8
05/12/23	0	0.00	0	0.00	1	34,266,787.84	0	0.00	1	34,266,787.84	0	0.00	0	0.00	0	0.00	5.026865%	5.000831%	9
04/13/23	0	0.00	0	0.00	1	34,342,256.66	0	0.00	1	34,342,256.66	0	0.00	0	0.00	0	0.00	5.026901%	5.000866%	10
03/10/23	0	0.00	0	0.00	1	34,412,672.84	0	0.00	1	34,412,672.84	0	0.00	0	0.00	0	0.00	5.026934%	5.000898%	11
02/10/23	0	0.00	0	0.00	1	34,497,043.48	0	0.00	1	34,497,043.48	0	0.00	0	0.00	0	0.00	5.026975%	5.000938%	12
01/12/23	0	0.00	0	0.00	1	34,566,798.71	0	0.00	1	34,566,798.71	0	0.00	0	0.00	0	0.00	5.027007%	5.000969%	13
12/12/22	0	0.00	0	0.00	1	34,636,256.09	0	0.00	1	34,636,256.09	0	0.00	0	0.00	0	0.00	5.027038%	5.001000%	14
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	10085528	07/06/20	39	3	170,087.09	7,060,680.48	14,143,204.44	36,600,409.20	05/11/20	7			03/17/21
29	10085547	10/06/23	0	B	72,399.05	72,399.05	0.00	11,229,633.23
33	10085551	10/06/23	0	B	53,717.58	53,717.58	15,851.65	8,623,485.27	07/17/23	13
Totals					296,203.72	7,186,797.11	14,159,056.09	56,453,527.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		551,763,711	517,937,302		0	33,826,409
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	551,763,711	517,937,302	0	0	0	33,826,409
Oct-23	602,210,157	568,311,129	0	0	0	33,899,028
Sep-23	618,983,983	585,007,967	0	0	0	33,976,017
Aug-23	620,203,430	586,155,434	0	0	0	34,047,997
Jul-23	621,417,603	587,297,934	0	0	0	34,119,669
Jun-23	622,709,160	588,513,414	0	0	0	34,195,746
May-23	623,912,496	589,645,708	0	0	0	34,266,788
Apr-23	625,193,609	590,851,353	0	0	0	34,342,257
Mar-23	626,386,201	591,973,528	0	0	0	34,412,673
Feb-23	627,823,678	593,326,635	0	0	0	34,497,043
Jan-23	629,004,894	594,438,096	0	0	0	34,566,799
Dec-22	630,181,002	595,544,746	0	0	0	34,636,256
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	10085528	33,826,408.93	36,600,409.20	49,100,000.00	02/17/23	4,713,624.00	1.60840	--	04/06/24	244
33	10085551	8,606,958.22	8,623,485.27	13,890,000.00	01/13/14	124,403.70	0.77000	03/31/23	02/06/24	244
Totals		42,433,367.15	45,223,894.47	62,990,000.00		4,838,027.70

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	10085528	LO	TX	05/11/20	7
"	11/7/2023

REO Title Date: 2/4/2021. Description of Collateral: Fee simple interest in a 2.88-acre (125,517 sf) parcel improved with a full-service lodging facility converted to a Tapestry Collection hotel, branded as ""The Chifley"", as/of

12/20/2 022. Features 283 rooms, a restaurant ""Rouse"", a bar, and a club lounge, 5,756 sf of meeting space, an outdoor pool, an outdoor whirlpool, a fitness room, a business center, a market pantry, and vending areas. Managed by Driftwood

Hospitality (DHM).LN R as SS has a 15-yr Franchise Agreement with Hilton, Tapestry Collection. Itemized PIP cost $12.15MM, balance to finish $125K (have $49K balance in the Conversion Cost bank account) Crossed with or is a Companion

Loan to: No. Deferred Maintenance / Repa ir Issues: none of concern/all rooms available for rent. Operations - property YTD is exceeding budgeted ADR but lagging in occupancy (primarily business traveler/seen across the submarket).

Marketing Summary: Property is not on the market. Discussions with brokers suggest hold thru 1Q/2024, then take to market/sale in 3Q 2024.

"

33	10085551	RT	OH	07/17/23	13
"	11/6/2023

The loan transferred for special servicing on 7/18/23, for imminent default. The loan is secured by a retail center in Colerain Township, OH. Borrower has stated they will cooperate with turning over the property to Lender via a DIL ahea d of the 2/6/24 maturity. The property is 77% occupied as of 8/15/23, but is expected to fall to 54% once Marshalls expires 1/31/24. Lender has engaged counsel to review the request.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
2	10085524	1 0.00	5.00000%	0.00	5.00000%	8	08/25/20	08/25/20	08/25/20
11	10085532	1 0.00	4.88700%	0.00	4.88700%	9	08/06/21	08/06/21	08/19/21
11	10085532	1 0.00	4.88700%	0.00	4.88700%	9	08/19/21	08/06/21	08/19/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	10085526 02/11/22	76,323,196.90	25,175,000.00	21,000,000.00	11,676,187.50	20,595,230.67	8,919,043.17	67,404,153.73	0.00	284,499.40	67,119,654.33	83.89%
5	10085527 12/11/20	46,820,305.96	64,500,000.00	681,714.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		123,143,502.86	89,675,000.00	21,681,714.36	11,676,187.50	20,595,230.67	8,919,043.17	67,404,153.73	0.00	284,499.40	67,119,654.33

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
4	10085526	04/13/23	0.00	0.00	67,119,654.33	0.00	0.00	87.00	0.00	0.00	67,119,654.33
		02/10/23	0.00	0.00	67,119,567.33	0.00	0.00	(7,464.41)	0.00	0.00
		01/12/23	0.00	0.00	67,127,031.74	0.00	0.00	146.40	0.00	0.00
		09/12/22	0.00	0.00	67,126,885.34	0.00	0.00	(203,668.27)	0.00	0.00
		07/12/22	0.00	0.00	67,330,553.61	0.00	0.00	70.08	0.00	0.00
		05/12/22	0.00	0.00	67,330,483.53	0.00	0.00	(73,670.20)	0.00	0.00
		02/11/22	0.00	0.00	67,404,153.73	0.00	0.00	67,404,153.73	0.00	0.00
5	10085527	12/28/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	67,119,654.33	0.00	0.00	67,119,654.33	0.00	0.00	67,119,654.33

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,297.71	0.00	0.00	47,181.09	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	3,694.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	615.74	0.00	0.00	0.00
Total	0.00	0.00	10,797.71	0.00	3,694.47	47,181.09	0.00	0.00	615.74	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		62,289.01

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Supplemental Notes
None

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